Loan Delinquency and Non-Accrual Loans (Parenthetical) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2021 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	₨ 12,043,717.9	₨ 10,623,855.6	$ 164,666.7
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of days past due up to which loans considered current	30 days	30 days
Number of past days less than to which Crop Related Agricultural loans are not considered as impaired	366 days	366 days
Agricultural Loan | Not Impaired or Less Than 366 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	₨ 33,600.0	₨ 34,000.0